SUPPLEMENT DATED OCTOBER 13, 2026
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED JUNE 30, 2026
FOR PRIME VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

Effective November 1, 2026, Appendix A is updated as follows:

The Current Expenses number for Invesco V.I. American Value Fund Series II 1.01%.1

1 The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE